Loans and Other Borrowings - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Mar. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Oct. 08, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about borrowings [line items]
Facilities provided by banks | $	$ 1,400					$ 1,404
Commercial paper issued	819	£ 600
Exceptional financial expenses | $	14
Syndicated facility [member]
Disclosure of detailed information about borrowings [line items]
Facilities provided by banks | $	1,275
Maximum amount drawn | $	690					$ 475
Exceptional financial expenses | $	14
Bilateral Facility [member]
Disclosure of detailed information about borrowings [line items]
Facilities provided by banks | $	$ 75
GBP173m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	28 November 2022
Interest rate	3.875%		3.875%	3.875%		3.875%	3.875%
Bond initial price percentage of face value	98.787%
Issued date	Nov. 28, 2012
Notional amount | £				£ 173			£ 400
Repayment of notional amount | £					£ 227
Coupon premium					104.40%
EUR500m 1.625% bonds 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8 October 2024
Interest rate	1.625%		1.625%	1.625%		1.625%	1.625%
Bond initial price percentage of face value	99.563%
Issued date	Oct. 08, 2020
Notional amount | €			€ 500
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	14 August 2025
Interest rate	3.75%		3.75%	3.75%		3.75%	3.75%
Bond initial price percentage of face value	99.014%
Issued date	Aug. 14, 2015
Notional amount | £				£ 300
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	24 August 2026
Interest rate	2.125%		2.125%	2.125%		2.125%	2.125%
Bond initial price percentage of face value	99.45%
Issued date	Aug. 24, 2016
Notional amount | £				£ 350
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8 October 2028
Interest rate	3.375%		3.375%	3.375%		3.375%	3.375%
Bond initial price percentage of face value	98.966%
Issued date	Oct. 08, 2020
Notional amount | £				£ 400
UK Governments Covid Corporate Financing Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	16 March 2021
Bond initial price percentage of face value	99.556%
Commercial paper issued | £				£ 600
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	15 May 2027
Interest rate	2.125%		2.125%	2.125%		2.125%	2.125%
Bond initial price percentage of face value	99.53%
Issued date	Nov. 15, 2018
Notional amount | €			€ 500